Commodity forward contracts – Barter transactions - Fair value of commodity forward contracts (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Assets
Current	R$ 31,734	R$ 137,660
Non-current	0	3,000
Liabilities
Current	(33,164)	(65,641)
Non-current	0	(316)
Purchase Contracts
Assets
Assets	31,223	132,362
Liabilities
Liabilities	(2,469)	(10,549)
Selling Contracts
Assets
Assets	511	8,298
Liabilities
Liabilities	R$ (30,695)	R$ (55,408)